Putnam Focused Large Cap Value ETF
The fund's portfolio
5/31/22 (Unaudited)

COMMON STOCKS (97.7%)(a)
	Shares	Value
Aerospace and defense (2.8%)
Northrop Grumman Corp.	1,686	$788,997

		788,997
Airlines (1.2%)
Southwest Airlines Co.(NON)	7,242	332,118

		332,118
Automobiles (2.2%)
General Motors Co.(NON)	16,107	623,019

		623,019
Banks (7.1%)
Bank of America Corp.	28,687	1,067,156
Citigroup, Inc.	8,850	472,679
KeyCorp	8,059	160,858
PNC Financial Services Group, Inc. (The)	1,564	274,341

		1,975,034
Beverages (2.4%)
PepsiCo, Inc.	3,984	668,316

		668,316
Biotechnology (7.2%)
AbbVie, Inc.	6,948	1,023,927
Regeneron Pharmaceuticals, Inc.(NON)	1,452	965,202

		1,989,129
Building products (2.5%)
Johnson Controls International PLC	12,792	697,292

		697,292
Capital markets (1.8%)
Goldman Sachs Group, Inc. (The)	1,561	510,213

		510,213
Chemicals (3.8%)
Corteva, Inc.	7,819	489,626
Eastman Chemical Co.	5,226	575,696

		1,065,322
Diversified financial services (2.4%)
Apollo Global Management, Inc.	11,607	669,027

		669,027
Electric utilities (6.8%)
Constellation Energy Corp.	6,664	413,701
Exelon Corp.	19,993	982,656
NRG Energy, Inc.	10,669	491,201

		1,887,558
Equity real estate investment trusts (REITs) (5.3%)
American Tower Corp.	1,444	369,852
Boston Properties, Inc.	2,295	255,158
Gaming and Leisure Properties, Inc.	18,371	860,130

		1,485,140
Food and staples retail (2.9%)
BJ's Wholesale Club Holdings, Inc.(NON)	7,279	421,236
Walmart, Inc.	2,880	370,454

		791,690
Health-care providers and services (7.2%)
Anthem, Inc.	2,010	1,024,316
McKesson Corp.	2,961	973,251

		1,997,567
Hotels, restaurants, and leisure (2.2%)
Hilton Worldwide Holdings, Inc.(NON)	4,237	596,824

		596,824
Household durables (1.2%)
PulteGroup, Inc.	7,534	340,989

		340,989
Household products (2.1%)
Procter & Gamble Co. (The)	3,984	589,154

		589,154
Insurance (5.8%)
American International Group, Inc.	12,025	705,627
Assured Guaranty, Ltd.	15,449	909,174

		1,614,801
Life sciences tools and services (2.0%)
Thermo Fisher Scientific, Inc.	985	559,056

		559,056
Media (3.0%)
Charter Communications, Inc. Class A(NON)	1,104	559,651
Comcast Corp. Class A	6,350	281,178

		840,829
Metals and mining (2.7%)
Freeport-McMoRan, Inc. (Indonesia)	19,395	757,957

		757,957
Oil, gas, and consumable fuels (6.1%)
ConocoPhillips	9,831	1,104,611
Valero Energy Corp.	4,571	592,402

		1,697,013
Road and rail (2.2%)
Union Pacific Corp.	2,713	596,263

		596,263
Semiconductors and semiconductor equipment (3.6%)
NXP Semiconductors NV	3,124	592,810
Texas Instruments, Inc.	2,376	419,982

		1,012,792
Software (6.1%)
Microsoft Corp.	4,404	1,197,315
Oracle Corp.	7,009	504,087

		1,701,402
Specialty retail (1.7%)
O'Reilly Automotive, Inc.(NON)	741	472,143

		472,143
Trading companies and distributors (2.2%)
United Rentals, Inc.(NON)	2,071	617,531

		617,531
Wireless telecommunication services (1.2%)
T-Mobile US, Inc.(NON)	2,420	322,562

		322,562

Total common stocks (cost $26,854,288)		$27,199,738

SHORT-TERM INVESTMENTS (2.2%)(a)
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Investor Class 0.66%	605,412	$605,412

Total short-term investments (cost $605,412)		$605,412
TOTAL INVESTMENTS

Total investments (cost $27,459,700)		$27,805,150

Key to holding's abbreviations
ETF	Exchange Traded Fund
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2021 through May 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $27,830,125.
(NON)	This security is non-income-producing.
For investments in State Street Institutional U.S. Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$1,163,391	$—	$—
Consumer discretionary	2,032,975	—	—
Consumer staples	2,049,160	—	—
Energy	1,697,013	—	—
Financials	4,769,075	—	—
Health care	4,545,752	—	—
Industrials	3,032,201	—	—
Information technology	2,714,194	—	—
Materials	1,823,279	—	—
Real Estate	1,485,140	—	—
Utilities	1,887,558	—	—

Total common stocks	27,199,738	—	—
Short-term investments	605,412	—	—

Totals by level	$27,805,150	$—	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com